Investments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Summary of Investments [Abstract]
Cost	$ 202,100	[1]
Gross unrealized gains	0
Gross unrealized losses	(337)
Estimated fair value	201,763
Securities with Maturity of One Year or Less [Member]
Summary of Investments [Abstract]
Cost	170,569	[1]
Gross unrealized gains	0
Gross unrealized losses	(265)
Estimated fair value	170,304
Securities with Maturity of One to Two Years [Member]
Summary of Investments [Abstract]
Cost	31,531	[1]
Gross unrealized gains	0
Gross unrealized losses	(72)
Estimated fair value	31,459
Corporate Debt Securities [Member] | Securities with Maturity of One Year or Less [Member]
Summary of Investments [Abstract]
Cost	132,434	[1]
Gross unrealized gains	0
Gross unrealized losses	(206)
Estimated fair value	132,228
Corporate Debt Securities [Member] | Securities with Maturity of One to Two Years [Member]
Summary of Investments [Abstract]
Cost	8,267	[1]
Gross unrealized gains	0
Gross unrealized losses	(35)
Estimated fair value	8,232
Debt Securities Issued by U.S. Government Agencies [Member] | Securities with Maturity of One Year or Less [Member]
Summary of Investments [Abstract]
Cost	38,135	[1]
Gross unrealized gains	0
Gross unrealized losses	(59)
Estimated fair value	38,076
Debt Securities Issued by U.S. Government Agencies [Member] | Securities with Maturity of One to Two Years [Member]
Summary of Investments [Abstract]
Cost	23,264	[1]
Gross unrealized gains	0
Gross unrealized losses	(37)
Estimated fair value	$ 23,227

[1]	Our available-for-sale securities are held at amortized cost.